Condensed Financial Information of Registrant - Schedule of Condensed statements of cash flows (Details) - Parent Company - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (764,274)	$ (99,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in net loss of subsidiaries	574,131	6,104
Share-based compensation	7,746	16,241
Non-cash interest and other	4,162	5,228
Depreciation and amortization	382	606
Gain on extinguishment of debt	(120)
Change in operating assets and liabilities:
Other assets	102,225	7,994
Accounts payable, accrued expenses and other liabilities	(3,486)	22,562
Other liabilities	(2,533)	(2,268)
Net cash (used in) provided by operating activities	(81,767)	(43,443)
Cash flows from investing activities:
Contributions to subsidiaries	(7,500)	(392,984)
Distributions from subsidiaries	274,000	580,000
Net cash provided by investing activities	266,500	187,016
Cash flows from financing activities:
Proceeds from issuance of senior notes		185
Redemption of senior notes	(140,491)	(58,924)
Payment of debt issuance and offering costs		(714)
ESPP and payment of employment taxes on vesting of restricted stock	(3,218)	(7,591)
Common dividends paid	(33,731)	(141,099)
Preferred dividends paid	(8,060)	(8,057)
Repurchase of common stock		(69,479)
Proceeds from issuance of common stock		115,000
Proceeds from issuance of preferred stock		467
Proceeds from exercise of warrants	653
Net cash used in financing activities	(184,847)	(170,212)
Decrease in cash, cash equivalents and restricted cash	(114)	(26,639)
Cash, cash equivalents and restricted cash from continuing operations, beginning of period	1,147	27,786
Cash, cash equivalents and restricted cash from continuing operations, end of period	$ 1,033	$ 1,147